Commitments and Contingencies - Future Minimum Lease Commitments Under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 52,306
2014	40,190
2015	28,785
2016	20,715
2017	16,322
Thereafter	31,831
Total	190,149
Operating Leases
Operating Leased Assets [Line Items]
2013	52,566
2014	40,454
2015	28,883
2016	20,800
2017	16,409
Thereafter	31,831
Total	190,943
Sublease
Operating Leased Assets [Line Items]
2013	(260)
2014	(264)
2015	(98)
2016	(85)
2017	(87)
Total	$ (794)